Annual Total Returns - FidelityGrowthDiscoveryFund-RetailPRO - FidelityGrowthDiscoveryFund-RetailPRO - Fidelity Growth Discovery Fund - Fidelity Growth Discovery Fund	Aug. 29, 2024
Bar Chart Table:
Annual Return 2014	11.37%
Annual Return 2015	7.16%
Annual Return 2016	0.68%
Annual Return 2017	34.70%
Annual Return 2018	(0.27%)
Annual Return 2019	33.79%
Annual Return 2020	43.50%
Annual Return 2021	23.00%
Annual Return 2022	(24.44%)
Annual Return 2023	35.65%